                               [NATIONWIDE LOGO]

                                 NATIONWIDE(R)
                              VA SEPARATE ACCOUNT-D





                                  ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                DECEMBER 31, 2001










                      NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO





WR-0083-12/01

                               [NATIONWIDE LOGO]


                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [PHOTO]


                        PRESIDENT'S MESSAGE

We at Nationwide Life and Annuity Insurance Company are pleased to bring you the 2001 annual report of the Nationwide VA Separate Account-D.

During 2001 we continued to upgrade and enhance our technology capabilities for service excellence. We made significant investments to expand our Internet and telephone voice response systems to improve the ease with which our customers and business partners do business with Nationwide. We continued our strategic investment in new product design, and we reaffirm our commitment to develop competitive and innovative life and retirement saving products to meet the ever-changing needs of our customers. Nationwide is an acknowledged trailblazer in the financial services business and we have the greatest resolve to continue to earn this leadership position. As always, we welcome your candid and informed feedback on your service experience with Nationwide.

It has been a tough couple of years for equity investors. The equity markets had a long run in the `90s and it has taken longer than many expected to wring-out those excesses. Economic statistics appear to be pointing to an improved business and economic climate. And, we are hopeful this is the precursor for improved equity performance in the near future.

We sincerely appreciate your patronage and we look forward to helping you meet your future financial planning and retirement savings goals.


                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                February 20, 2002

HOW TO READ THE ANNUAL REPORT

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VA Separate Account-D. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-866-221-1100 if you have questions about your account, or you may access your account using our voice response unit. And, for a link to our web-site please visit www.waddell.com.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2001. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments. The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 15. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY These statements begin on page 5 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

THE STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the Statements of Operations. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 10, provide further disclosures about the variable account and its underlying contract provisions.

                        NATIONWIDE VA SEPARATE ACCOUNT-D
           STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31,2001

Assets:
    Investments at fair value:

    W & R Target Funds Asset Strategy Portfolio (WRAsStrat)
        2,152,896 shares (cost $14,071,272)     . . . . . . . . . . . . . . . .  $    13,357,859
    W & R Target Funds Balanced Portfolio (WRBal)
        1,765,000 shares (cost $12,352,634)     . . . . . . . . . . . . . . . .       11,865,039
    W & R Target Funds Bond Portfolio (WRBnd)
        2,233,283 shares (cost $12,282,008)     . . . . . . . . . . . . . . . .       11,973,745
    W & R Target Funds Core Equity Portfolio (WRCoreEq)
        4,790,276 shares (cost $50,388,144)     . . . . . . . . . . . . . . . .       49,631,096
    W & R Target Funds Growth Portfolio (WRGrowth)
        6,288,518 shares (cost $53,364,228)     . . . . . . . . . . . . . . . .       52,775,130
    W & R Target Funds High Income Portfolio (WRHIP)
        2,250,052 shares (cost $7,988,258) .    . . . . . . . . . . . . . . . .        7,483,899
    W & R Target Funds International Portfolio (WRInt)
        962,237 shares (cost $6,268,282) . .    . . . . . . . . . . . . . . . .        5,632,548
    W & R Target Funds Limited-Term Bond Portfolio (WRLBP)
        353,727 shares (cost $1,956,949) . .    . . . . . . . . . . . . . . . .        1,925,582
    W & R Target Funds Money Market Portfolio (WRMMP)
        9,385,278 shares (cost $9,385,278)      . . . . . . . . . . . . . . . .        9,385,278
    W & R Target Funds Science & Technology Portfolio (WRSciTech)
        1,002,379 shares (cost $12,117,094)     . . . . . . . . . . . . . . . .       12,522,421
    W & R Target Funds Small Cap Portfolio (WRSmCap)
        2,132,331 shares (cost $16,238,321)     . . . . . . . . . . . . . . . .       17,009,608
    W & R Target Funds Value Portfolio (WRVP)
        1,393,782 shares (cost $6,930,048)      . . . . . . . . . . . . . . . .        7,082,503
                                                                                 ---------------
                Total investments . . . . . . . . . . . . . . . . . . . . . . .      200,644,708
Accounts receivable . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            -
                Total assets . . . . . . . . . . . . . . . . . . . . . . . . .       200,644,708
ACCOUNTS PAYABLE . . .  . . . . . . . . . . . . . . . . . . . . . . . . . . . .           48,517
                                                                                 ---------------
CONTRACT OWNERS EQUITY  (NOTE 4) . . . . . . . . . . . . . . . . . . . . . . .   $   200,596,191
                                                                                 ===============

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS
Year Ended December 31, 2001

                                                       Total        WRAsStrat        WRBal          WRBnd        WRCoreEq
                                                    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $ 2,942,397        306,349        286,155        548,674        110,588
  Mortality and expense risk charges
    (note 2) ....................................    (1,322,110)      (101,856)       (88,982)       (72,880)      (333,728)
                                                    -----------    -----------    -----------    -----------    -----------
    Net investment activity .....................     1,620,287        204,493        197,173        475,794       (223,140)
                                                    -----------    -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........     8,563,393        211,430        382,806        231,248        290,141
  Cost of mutual fund shares sold ...............    (8,780,008)      (220,751)      (409,983)      (221,470)      (320,425)
                                                    -----------    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........      (216,615)        (9,321)       (27,177)         9,778        (30,284)
  Change in unrealized gain (loss)
    on investments ..............................    (2,697,807)      (713,413)      (487,595)      (308,263)      (757,048)
                                                    -----------    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............    (2,914,422)      (722,734)      (514,772)      (298,485)      (787,332)
                                                    -----------    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................          --             --             --             --             --
                                                    -----------    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners
        equity resulting from operations ........   $(1,294,135)      (518,241)      (317,599)       177,309     (1,010,472)
                                                    ===========    ===========    ===========    ===========    ===========

                                                     WRGrowth        WRHIP           WRInt             WRLBP         WRMMP
                                                   -----------    -----------    -----------        ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $    459,208        683,997        238,091          66,608       152,892
  Mortality and expense risk charges
    (note 2) ....................................       (332,524)       (48,026)       (37,852)         (8,721)      (81,309)
                                                     -----------    -----------    -----------      ----------    ----------
    Net investment activity .....................        126,684        635,971        200,239          57,887        71,583
                                                     -----------    -----------    -----------      ----------    ----------

  Proceeds from mutual funds shares sold ........        303,383        317,487        280,199          30,810     6,008,154
  Cost of mutual fund shares sold ...............       (342,974)      (316,239)      (334,136)        (29,607)   (6,008,154)
                                                     -----------    -----------    -----------      ----------    ----------
    Realized gain (loss) on investments .........        (39,591)         1,248        (53,937)          1,203          --
  Change in unrealized gain (loss)
    on investments ..............................       (589,098)      (504,359)      (635,734)        (31,367)         --
                                                     -----------    -----------    -----------      ----------    ----------
    Net gain (loss) on investments ..............       (628,689)      (503,111)      (689,671)        (30,164)         --
                                                     -----------    -----------    -----------      ----------    ----------
  Reinvested capital gains ......................           --             --             --              --            --
                                                     -----------    -----------    -----------      ----------    ----------
      Net increase (decrease) in contract owners
        equity resulting from operations ........   $   (502,005)       132,860       (489,432)         27,723        71,583
                                                     ===========    ===========    ===========      ==========    ==========


                                                         WRSciTech       WRSmCap        WRVP
                                                        ----------     ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................  $       62,473            154        27,208
  Mortality and expense risk charges
    (note 2) .....................................         (83,985)      (103,578)      (28,669)
                                                        ----------     ----------    ----------
    Net investment activity ......................         (21,512)      (103,424)       (1,461)
                                                        ----------     ----------    ----------

  Proceeds from mutual funds shares sold .........         249,737        178,527        79,471
  Cost of mutual fund shares sold ................        (296,280)      (197,940)      (82,049)
                                                        ----------     ----------    ----------
    Realized gain (loss) on investments ..........         (46,543)       (19,413)       (2,578)
  Change in unrealized gain (loss)
    on investments ...............................         405,327        771,288       152,455
                                                        ----------     ----------    ----------
    Net gain (loss) on investments ...............         358,784        751,875       149,877
                                                        ----------     ----------    ----------
  Reinvested capital gains .......................            --             --            --
                                                        ----------     ----------    ----------
      Net increase (decrease) in contract owners
        equity resulting from operations .........  $      337,272        648,451       148,416
                                                        ==========     ==========    ==========

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Year Ended December 31, 2001 and For the Period December 29, 2000 (commencement of operations) Through December 31, 2000

                                                              Total                      WRAsStrat
                                                  --------------------------    --------------------------
                                                      2001           2000           2001           2000
                                                  -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income .......................   $ 1,620,287           --          204,493           --
  Realized gain (loss) on investments .........      (216,615)          --           (9,321)          --
  Change in unrealized gain (loss)
    on investments ............................    (2,697,807)          --         (713,413)          --
  Reinvested capital gains ....................          --             --             --             --
                                                  -----------    -----------    -----------    -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................    (1,294,135)          --         (518,241)          --
                                                  -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................   204,866,410        227,717     13,931,616         11,541
  Transfers between funds .....................          --             --          286,338           --
  Redemptions .................................    (3,125,007)          --         (350,355)          --
  Annuity benefits ............................        (1,709)          --             (352)          --
  Annual contract maintenance charges
    (note 2) ..................................          (480)          --              (81)          --
  Contingent deferred sales charges
    (note 2) ..................................       (28,492)          --           (2,446)          --
  Adjustments to maintain reserves ............       (48,113)          --           (7,177)          --
                                                  -----------    -----------    -----------    -----------
      Net equity transactions .................   201,662,609        227,717     13,857,543         11,541
                                                  -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........   200,368,474        227,717     13,339,302         11,541
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................       227,717           --           11,541           --
                                                  -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .........  $200,596,191       227,717     13,350,843         11,541
                                                 ============    ===========    ===========    ===========


CHANGES IN UNITS:
  Beginning units .............................        22,505           --            1,112           --
                                                  -----------    -----------    -----------    -----------
  Units purchased .............................    22,781,227         22,505      1,483,637          1,112
  Units redeemed ..............................      (590,534)          --          (34,842)          --
                                                  -----------    -----------    -----------    -----------
  Ending units ................................    22,213,198         22,505      1,449,907          1,112
                                                  ===========    ===========    ===========    ===========

                                                                 WRBal                         WRBnd
                                                      --------------------------    --------------------------
                                                          2001           2000           2001           2000
                                                      -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income .......................  $        197,173           --          475,794           --
  Realized gain (loss) on investments .........           (27,177)          --            9,778           --
  Change in unrealized gain (loss)
    on investments ............................          (487,595)          --         (308,263)          --
  Reinvested capital gains ....................              --             --             --             --
                                                      -----------    -----------    -----------    -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................          (317,599)          --          177,309           --
                                                      -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................        12,392,854         17,192     11,363,945          1,250
  Transfers between funds .....................           (13,879)          --          533,534           --
  Redemptions .................................          (211,524)          --         (101,402)          --
  Annuity benefits ............................              (378)          --             (367)          --
  Annual contract maintenance charges
    (note 2) ..................................               (39)          --              (21)          --
  Contingent deferred sales charges
    (note 2) ..................................            (1,673)          --             (326)          --
  Adjustments to maintain reserves ............            (7,849)          --           (7,159)          --
                                                      -----------    -----------    -----------    -----------
      Net equity transactions .................        12,157,512         17,192     11,788,204          1,250
                                                      -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........        11,839,913         17,192     11,965,513          1,250
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................            17,192           --            1,250           --
                                                      -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .........  $     11,857,105         17,192     11,966,763          1,250
                                                      ===========    ===========    ===========    ===========


CHANGES IN UNITS:
  Beginning units .............................             1,679           --              122           --
                                                      -----------    -----------    -----------    -----------
  Units purchased .............................         1,270,291          1,679      1,114,378            122
  Units redeemed ..............................           (22,293)          --           (9,340)          --
                                                      -----------    -----------    -----------    -----------
  Ending units ................................         1,249,677          1,679      1,105,160            122
                                                      ===========    ===========    ===========    ===========


NATIONWIDE VA SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEAR ENDED DECEMBER 31, 2001 AND FOR THE PERIOD DECEMBER 29, 2000
(COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000

                                                            WRCoreEq                     WRGrowth
                                                  --------------------------    --------------------------
                                                      2001           2000          2001           2000
                                                  -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income .......................   $  (223,140)          --          126,684           --
  Realized gain (loss) on investments .........       (30,284)          --          (39,591)          --
  Change in unrealized gain (loss)
    on investments ............................      (757,048)          --         (589,098)          --
  Reinvested capital gains ....................          --             --             --             --

                                                  -----------    -----------    -----------    -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................    (1,010,472)          --         (502,005)          --
                                                  -----------    -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................    49,712,088         43,872     53,129,553         51,101
  Transfers between funds .....................     1,574,889           --          928,308           --
  Redemptions .................................      (682,846)          --         (824,922)          --
  Annuity benefits ............................          (300)          --             (312)          --
  Annual contract maintenance charges
    (note 2) ..................................          (104)          --              (90)          --
  Contingent deferred sales charges
    (note 2) ..................................        (6,236)          --           (6,496)          --
  Adjustments to maintain reserves ............       (10,666)          --          (13,327)          --
                                                  -----------    -----------    -----------    -----------
      Net equity transactions .................    50,586,825         43,872     53,212,714         51,101
                                                  -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........    49,576,353         43,872     52,710,709         51,101
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................        43,872           --           51,101           --
                                                  -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $49,620,225         43,872     52,761,810         51,101
                                                  ===========    ===========    ===========    ===========


CHANGES IN UNITS:
  Beginning units .............................         4,294           --            5,049           --
                                                  -----------    -----------    -----------    -----------
  Units purchased .............................     5,863,006          4,294      6,263,127          5,049
  Units redeemed ..............................       (76,037)          --          (92,745)          --
                                                  -----------    -----------    -----------    -----------
  Ending units ................................     5,791,263          4,294      6,175,431          5,049
                                                  ===========    ===========    ===========    ===========

                                                              WRHIP                         WRInt
                                                   --------------------------    --------------------------
                                                      2001           2000            2001          2000
                                                   -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income .......................   $    635,971           --          200,239           --
  Realized gain (loss) on investments .........          1,248           --          (53,937)          --
  Change in unrealized gain (loss)
    on investments ............................       (504,359)          --         (635,734)          --
  Reinvested capital gains ....................           --             --             --             --
                                                   -----------    -----------    -----------    -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................        132,860           --         (489,432)          --
                                                   -----------    -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................      7,122,221          8,498      5,158,739          8,056
  Transfers between funds .....................        393,119           --        1,077,769           --
  Redemptions .................................       (172,308)          --         (121,924)          --
  Annuity benefits ............................           --             --             --             --
  Annual contract maintenance charges
    (note 2) ..................................             (6)          --             --             --
  Contingent deferred sales charges
    (note 2) ..................................           (485)          --             (660)          --
  Adjustments to maintain reserves ............            (38)          --             (657)          --
                                                   -----------    -----------    -----------    -----------
      Net equity transactions .................      7,342,503          8,498      6,113,267          8,056
                                                   -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........      7,475,363          8,498      5,623,835          8,056
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................          8,498           --            8,056           --
                                                   -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $  7,483,861          8,498      5,631,891          8,056
                                                   ===========    ===========    ===========    ===========


CHANGES IN UNITS:
  Beginning units .............................            844           --              794           --
                                                   -----------    -----------    -----------    -----------
  Units purchased .............................        705,061            844        737,382            794
  Units redeemed ..............................        (15,457)          --          (13,871)          --
                                                   -----------    -----------    -----------    -----------
  Ending units ................................        690,448            844        724,305            794
                                                   ===========    ===========    ===========    ===========


                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED YEAR ENDED DECEMBER 31, 2001 AND FOR THE PERIOD DECEMBER 29, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000

                                                             WRLBP                        WRMMP
                                                  --------------------------    --------------------------

                                                      2001           2000           2001           2000
                                                  -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income .......................   $    57,887           --           71,583           --
  Realized gain (loss) on investments .........         1,203           --             --             --
  Change in unrealized gain (loss)
    on investments ............................       (31,367)          --             --             --
  Reinvested capital gains ....................          --             --             --             --
                                                  -----------    -----------    -----------    -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................        27,723           --           71,583           --
                                                  -----------    -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................     1,788,015           --       16,411,135         31,268
  Transfers between funds .....................       119,165           --       (6,790,290)          --
  Redemptions .................................        (9,192)          --         (335,462)          --
  Annuity benefits ............................          --             --             --             --
  Annual contract maintenance charges
    (note 2) ..................................            (2)          --             --             --
  Contingent deferred sales charges
    (note 2) ..................................           (30)          --           (3,388)          --
  Adjustments to maintain reserves ............          (110)          --             (331)          --
                                                  -----------    -----------    -----------    -----------
      Net equity transactions .................     1,897,846           --        9,281,664         31,268
                                                  -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........     1,925,569           --        9,353,247         31,268
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................          --             --           31,268           --
                                                  -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $ 1,925,569           --        9,384,515         31,268
                                                  ===========    ===========    ===========    ===========


CHANGES IN UNITS:
  Beginning units .............................          --             --            3,115           --
                                                  -----------    -----------    -----------    -----------
  Units purchased .............................       177,309           --        1,189,438          3,115
  Units redeemed ..............................          (846)          --         (276,415)          --
                                                  -----------    -----------    -----------    -----------
  Ending units ................................       176,463           --          916,138          3,115
                                                  ===========    ===========    ===========    ===========



                                                           WRSciTech                      WRSmCap
                                                  --------------------------    --------------------------

                                                      2001           2000           2001           2000
                                                  -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income .......................   $   (21,512)          --         (103,424)          --
  Realized gain (loss) on investments .........       (46,543)          --          (19,413)          --
  Change in unrealized gain (loss)
    on investments ............................       405,327           --          771,288           --
  Reinvested capital gains ....................          --             --             --             --
                                                  -----------    -----------    -----------    -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................       337,272           --          648,451           --
                                                  -----------    -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................    12,450,020         11,472     14,435,980         43,467
  Transfers between funds .....................       (96,704)          --        2,010,703           --
  Redemptions .................................      (175,145)          --         (127,019)          --
  Annuity benefits ............................          --             --             --             --
  Annual contract maintenance charges
    (note 2) ..................................          (110)          --              (27)          --
  Contingent deferred sales charges
    (note 2) ..................................        (4,445)          --           (2,087)          --
  Adjustments to maintain reserves ............        (1,548)          --              985           --
                                                  -----------    -----------    -----------    -----------
      Net equity transactions .................    12,172,068         11,472     16,318,535         43,467
                                                  -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........    12,509,340         11,472     16,966,986         43,467
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................        11,472           --           43,467           --
                                                  -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $12,520,812         11,472     17,010,453         43,467
                                                  ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units .............................         1,183           --            4,313           --
                                                  -----------    -----------    -----------    -----------
  Units purchased .............................     1,517,520          1,183      1,755,380          4,313
  Units redeemed ..............................       (31,748)          --          (13,352)          --
                                                  -----------    -----------    -----------    -----------
  Ending units ................................     1,486,955          1,183      1,746,341          4,313
                                                  ===========    ===========    ===========    ===========

NATIONWIDE VA SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEAR ENDED DECEMBER 31, 2001 AND FOR THE PERIOD DECEMBER 29, 2000
(COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000

                                                                         WRVP
                                                             ------------------------------
                                                                 2001               2000
                                                             -----------        -----------
INVESTMENT ACTIVITY:
  Net investment income ...................................  $    (1,461)              --
  Realized gain (loss) on investments .....................       (2,578)              --
  Change in unrealized gain (loss)
    on investments ........................................      152,455               --
  Reinvested capital gains ................................         --                 --
                                                             -----------        -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................................      148,416               --
                                                             -----------        -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................................    6,970,244               --
  Transfers between funds .................................      (22,952)              --
  Redemptions .............................................      (12,908)              --
  Annuity benefits ........................................         --                 --
  Annual contract maintenance charges
    (note 2) ..............................................         --                 --
  Contingent deferred sales charges
    (note 2) ..............................................         (220)              --
  Adjustments to maintain reserves ........................         (236)              --
                                                             -----------        -----------
      Net equity transactions .............................    6,933,928               --
                                                             -----------        -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....................    7,082,344               --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................................         --                 --
                                                             -----------        -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...................    $ 7,082,344               --
                                                             ===========        ===========
CHANGES IN UNITS:
  Beginning units .........................................         --                 --
                                                             -----------        -----------
  Units purchased .........................................      704,698               --
  Units redeemed ..........................................       (3,588)              --
                                                             -----------        -----------
  Ending units ............................................      701,110               --
                                                             ===========        ===========


See accompanying notes to financial statements.

                        NATIONWIDE VA SEPARATE ACCOUNT-D
                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31,2001

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    (a) Organization and Nature of Operations

       Nationwide VA Separate Account-D (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 8, 2000. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

       The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

   (b) The Contracts

       Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

       With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

        Portfolio of the Waddell and Reed: W & R Target Funds, Inc. (W & R TFI);
             W & R Target Funds - Asset Strategy Portfolio (WRAsStrat)
             W & R Target Funds - Balanced Portfolio (WRBal)
             W & R Target Funds - Bond Portfolio (WRBnd)
             W & R Target Funds - Core Equity Portfolio (WRCoreEq)
             W & R Target Funds - Growth Portfolio (WRGrowth)
             W & R Target Funds - High Income Portfolio (WRHIP)
             W & R Target Funds - International Portfolio (WRInt)
             W & R Target Funds - Limited-Term Bond Portfolio (WRLBP)
             W & R Target Funds - Money Market Portfolio (WRMMP)
             W & R Target Funds - Science & Technology Portfolio (WRSciTech)
             W & R Target Funds - Small Cap Portfolio (WRSmCap)
             W & R Target Funds - Value Portfolio (WRVP)

       At December 31, 2001, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

       A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

       Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

    (c) Security Valuation, Transactions and Related Investment Income

        The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2001. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

    (d) Federal Income Taxes

        Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

        The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

    (e) Use of Estimates in the Preparation of Financial Statements

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    (f) Calculation of Annuity Reserves

        Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2) EXPENSES

    The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 8% of the lesser of purchase payments or the amount surrendered, such charge declining to 0%, after the purchase payment has been held in the contract for 96 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

    The Company may deduct a contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units.

    The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Rider table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level rider options available to contract holders. The rider options and related charges are described in more detail in the applicable product prospectus.

    There were no payments by the Company to the Account in the form of bonus credits for the years or lesser periods ended December 31, 2001 and 2000, respectively.

                                                                (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-D
                     NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                                                    (WADDELL) &
                                                                                                       REED
                        NATIONWIDE VA SEPARATE ACCOUNT-D RIDERS                                       SELECT
                                                                                                      ------

 MORTALITY AND EXPENSE RISK - BASIC                                                                     1.35%

 REDUCED PURCHASE PAYMENT OPTION:                                                                         -

    Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.

 CDSC OPTIONS:

   Seven Year CDSC                                                                                      0.05%

 DEATH BENEFIT OPTIONS:

   One-Year (or Anniversary) Enhanced (for contracts issued on or after 1-2-01)                         0.15%
    If death before annuitization, benefit will be greatest of (i) contract value,
    (ii) purchase payments less surrenders or (iii) highest contract value before
    86th birthday less surrenders.

   Greater of One-Year (or Anniversary) or 5% Enhanced (for contracts issued on or after 1-2-01)
    If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders, (iii) highest contract value before 86th birthday less surrenders or (iv) the 5% interest anniversary value.

   One-Year Step Up (for contracts issued prior to 1-2-01)                                               --
    If death before annuitization, benefit will be greatest of (i) contract value,
    (ii) purchase payments less surrenders or (iii) highest contract value before
    86th birthday less surrenders.

   5% Enhanced (for contracts issued prior to 1-2-01)                                                   0.05%
    If death before annuitization, benefit will be greater of (i) contract value or
    (ii) total of all purchase payments less surrenders with 5% simple interest from purchase to most recent contract anniversary prior to annuitant's 86th birthday.

   Nursing Home and Long Term Care                                                                      0.05%

 GUARANTEED MINIMUM INCOME BENEFIT OPTIONS:

   Option 1                                                                                             0.45%

   Option 2                                                                                             0.30%

    Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.

 BENEFICIARY PROTECTOR OPTION:                                                                          0.40%

    Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.

 MAXIMUM VARIABLE ACCOUNT CHARGES*                                                                      2.45%

(*)When maximum options are utilized.

The following table provides mortality and expense risk charges by asset fee rates for the year ended December 31, 2001:

                                  Total           WRAsStrat           WRBal           WRBnd          WRCoreEq
                                  -----           ---------           -----           -----          --------
   1.35%   .............       $   477,855           38,107           36,242           24,469          131,909
   1.40%   .............           315,590           24,206           15,467           18,308           75,802
   1.45%   .............            41,637            3,822            4,219            1,734           11,459
   1.50%   .............           324,703           21,493           19,273           14,667           78,343
   1.55%   .............            70,514            3,017            6,683            4,329           19,368
   1.60%   .............               671                3                6                2              225
   1.65%   .............             4,685              601              361              320            1,031
   1.70%   .............             1,204              185               80               35              281
   1.75%   .............             3,045              291              315              293              415
   1.80%   .............            40,857            5,438            3,254            4,691            8,660
   1.85%   .............            27,772            2,685            1,575            2,950            3,852
   1.90%   .............             1,126               21                6             --                 51
   1.95%   .............            11,072            1,970            1,501            1,042            1,776
   2.00%   .............             1,230               17             --                 40              556
   2.05%   .............               107             --               --               --               --
   2.25%   .............              --               --               --               --               --
   2.35%   .............                42             --               --               --               --
                               -----------      -----------      -----------      -----------      -----------
     Total .............       $ 1,322,110          101,856           88,982           72,880          333,728
                               ===========      ===========      ===========      ===========      ===========


                                 WRGrowth          WRHIP             WRInt           WRLBP            WRMMP
                               -----------      -----------      -----------      -----------      -----------
   1.35%   .............       $   109,888           21,891           11,826            5,241           24,223
   1.40%   .............            95,391            7,992            9,894            1,414           10,340
   1.45%   .............            12,257            2,194              977             --                456
   1.50%   .............            87,887           10,267           10,884              489           23,156
   1.55%   .............            12,136            2,938            2,623              536            8,660
   1.60%   .............               226              156             --               --               --
   1.65%   .............               935               49              269               61              108
   1.70%   .............               216               68               89             --               --
   1.75%   .............               724               72               25             --                 87
   1.80%   .............             7,718            1,539              748              182            2,403
   1.85%   .............             3,487              612              355              596           10,573
   1.90%   .............                40                2                3               11                6
   1.95%   .............             1,349              246              119              191            1,243
   2.00%   .............               270             --                 40             --                 54
   2.05%   .............              --               --               --               --               --
   2.25%   .............              --               --               --               --               --
   2.35%   .............              --               --               --               --               --
                               -----------      -----------      -----------      -----------      -----------
     Total .............       $   332,524           48,026           37,852            8,721           81,309
                               ===========      ===========      ===========      ===========      ===========

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-D
                    NOTES TO FINANCIAL STATEMENTS, Continued


                                     WRSciTech            WRSmCap              WRVP
                                   -----------        -----------        -----------
   1.35%     .............         $    28,331             36,197              9,531
   1.40%     .............              24,145             28,968              3,663
   1.45%     .............               1,268              2,404                847
   1.50%     .............              21,706             26,206             10,332
   1.55%     .............               5,051              4,614                559
   1.60%     .............                --                 --                   53
   1.65%     .............                 399                482                 69
   1.70%     .............                 130                 91                 29
   1.75%     .............                 118                162                543
   1.80%     .............               1,879              3,348                997
   1.85%     .............                 637                424                 26
   1.90%     .............                  17                 36                933
   1.95%     .............                 230                472                933
   2.00%     .............                  74                174                  5
   2.05%     .............                --                 --                  107
   2.25%     .............                --                 --                 --
   2.35%     .............                --                 --                   42
                                   -----------        -----------        -----------
     Total   .............         $    83,985            103,578             28,669
                                   ===========        ===========        ===========

(3) RELATED PARTY TRANSACTIONS

    The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4) FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate and total return for the period ended December 31, 2001 and for the period December 29, 2000 (commencement of operations) through December 31, 2000.

                                            Contract                            Unit          Contract             Total
                                         Expense Rate(*)           Units      Fair Value    Owners' Equity         Return(**)
                                         ---------------           -----      ----------    --------------        ---------
W & R Target Funds, Inc.- Asset Strategy
Portfolio
   2001  . . . . . . . . . . . . . . . . .   1.35%                558,127   $  9.218335   $     5,145,002         -11.18%
                                             1.40%                329,719      9.213277         3,037,792         -11.23%
                                             1.45%                 63,087      9.208222           580,919         -11.27%
                                             1.50%                313,558      9.203179         2,885,730         -11.32%
                                             1.55%                 41,848      9.198114           384,923         -11.36%
                                             1.60%                    281      9.193065             2,583         -11.41%
                                             1.65%                  9,170      9.188001            84,254         -11.45%
                                             1.70%                  1,379      9.182946            12,663         -11.50%
                                             1.75%                  4,238      9.177891            38,896         -11.54%
                                             1.80%                 65,148      9.172845           597,593         -11.59%
                                             1.85%                 32,519      9.167790           298,127         -11.63%
                                             1.90%                    856      9.162734             7,843         -11.68%
                                             1.95%                 29,592      9.157678           270,994         -11.72%
                                             2.00%                    385      9.152626             3,524         -11.77%
   2000  . . . . . . . . . . . . . . . . .   1.35%                  1,112     10.378704            11,541           3.79% 12/1/00

W & R Target Funds, Inc.- Balanced Portfolio
   2001  . . .. . . . . . . . . . . . . .    1.35%                500,920      9.498424         4,757,951          -7.22%
                                             1.40%                219,203      9.493209         2,080,940          -7.27%
                                             1.45%                 62,071      9.487997           588,929          -7.31%
                                             1.50%                288,964      9.482793         2,740,186          -7.36%
                                             1.55%                 81,528      9.477581           772,688          -7.41%
                                             1.60%                    455      9.472364             4,310          -7.45%
                                             1.65%                  3,973      9.467156            37,613          -7.50%
                                             1.70%                  2,648      9.461947            25,055          -7.55%
                                             1.75%                  5,520      9.456739            52,201          -7.60%
                                             1.80%                 43,958      9.451524           415,470          -7.64%
                                             1.85%                 19,309      9.446317           182,399          -7.69%
                                             1.90%                    290      9.441109             2,738          -7.74%
                                             1.95%                 20,838      9.435894           196,625          -7.79%
   2000  . . . . . . .  . . . . . . . . .    1.35%                  1,557     10.237361            15,940           2.37% 12/1/00
                                             1.80%                    122     10.233790             1,249           2.34% 12/1/00
W & R Target Funds, Inc.- Bond Portfolio
   2001  . . . . . . . . . . . .. . . . .    1.35%                404,755     10.840295         4,387,664          6.02%
                                             1.40%                289,247     10.834346         3,133,802          5.96%
                                             1.45%                 26,931     10.828402           291,620          5.91%
                                             1.50%                231,156     10.822462         2,501,677          5.85%
                                             1.55%                 37,191     10.816517           402,277          5.80%
                                             1.60%                    158     10.810574             1,708          5.75%
                                             1.65%                  4,721     10.804637            51,009          5.69%
                                             1.70%                  2,555     10.798693            27,591          5.64%
                                             1.75%                  3,913     10.792757            42,232          5.58%
                                             1.80%                 60,513     10.786820           652,743          5.53%
                                             1.85%                 33,079     10.780876           356,621          5.48%
                                             1.95%                 10,066     10.768998           108,401          5.37%
                                             2.00%                    875     10.763059             9,418          5.31%
   2000  . . . . . . . . . . . . . . . .     1.80%                    122     10.221589             1,247          2.22% 12/1/00

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-D
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED




                                            Contract                              Unit            Contract            Total
                                         Expense Rate(*)           Units        Fair Value      Owners' Equity      Return(**)
                                         ---------------           -----        ----------      -------------       ---------
W & R Target Funds, Inc.- Core Equity
Portfolio
   2001  . . . . . . . . . . . . . . . .     1.35%              2,121,412        8.576410          18,194,099        -16.06%
                                             1.40%              1,349,561        8.571702          11,568,035        -16.11%
                                             1.45%                196,722        8.566990           1,685,315        -16.15%
                                             1.50%              1,545,574        8.562283          13,233,642        -16.19%
                                             1.55%                291,608        8.557576           2,495,458        -16.24%
                                             1.60%                  6,271        8.552871              53,635        -16.28%
                                             1.65%                 18,075        8.548156             154,508        -16.32%
                                             1.70%                 14,223        8.543459             121,514        -16.36%
                                             1.75%                  6,583        8.538740              56,211        -16.41%
                                             1.80%                155,669        8.534039           1,328,485        -16.45%
                                             1.85%                 41,172        8.529332             351,170        -16.49%
                                             1.90%                  1,363        8.524624              11,619        -16.54%
                                             1.95%                 26,338        8.519930             224,398        -16.58%
                                             2.00%                 16,692        8.515224             142,136        -16.62%
   2000  . . . . . . . . . . . . . . . . .   1.35%                  4,171       10.217829              42,619          2.18% 12/1/00
                                             1.80%                    122       10.214270               1,246          2.14% 12/1/00

W & R Target Funds, Inc.- Growth Portfolio
   2001  . . . . . . . . . . . . . . . . .   1.35%              1,841,397        8.551777          15,747,217        -15.50%
                                             1.40%              2,019,136        8.547071          17,257,699        -15.55%
                                             1.45%                212,014        8.542373           1,811,103        -15.59%
                                             1.50%              1,653,397        8.537676          14,116,168        -15.63%
                                             1.55%                213,569        8.532982           1,822,380        -15.68%
                                             1.60%                  6,328        8.528287              53,967        -15.72%
                                             1.65%                 17,795        8.523596             151,677        -15.76%
                                             1.70%                  3,078        8.518902              26,221        -15.80%
                                             1.75%                 12,684        8.514201             107,994        -15.85%
                                             1.80%                105,175        8.509507             894,987        -15.89%
                                             1.85%                 58,794        8.504809             500,032        -15.93%
                                             1.90%                  1,234        8.500123              10,489        -15.98%
                                             1.95%                 22,864        8.495416             194,239        -16.02%
                                             2.00%                  7,966        8.490728              67,637        -16.06%
   2000  . . . . . . . . . . . . . . . .     1.35%                  4,975       10.120762              50,351          1.21% 12/1/00
                                             1.80%                     74       10.117234                 749          1.17% 12/1/00

W & R Target Funds, Inc.- High Income Portfolio
   2001  . . . . . . . . . . . . . . . .     1.35%                301,773       10.848937           3,273,916         7.70%
                                             1.40%                126,255       10.842987           1,368,981         7.64%
                                             1.45%                 28,414       10.837039             307,924         7.59%
                                             1.50%                155,912       10.831082           1,688,696         7.53%
                                             1.55%                 42,432       10.825141             459,332         7.48%
                                             1.60%                  3,602       10.819198              38,971         7.42%
                                             1.65%                  1,276       10.813239              13,798         7.37%
                                             1.70%                    825       10.807291               8,916         7.31%
                                             1.75%                  1,219       10.801340              13,167         7.26%
                                             1.80%                 17,649       10.795404             190,528         7.20%
                                             1.85%                  8,099       10.789458              87,384         7.15%
                                             1.90%                    158       10.783508               1,704         7.09%
                                             1.95%                  2,834       10.777559              30,544         7.04%
   2000  . . . . . . . . . . . . . . . . .   1.35%                    794       10.073496               7,998         0.73% 12/1/00
                                             1.80%                     50       10.069972                503          0.70% 12/1/00


                                            Contract                             Unit             Contract          Total
                                        Expense Rate(*)          Units         Fair Value       Owners' Equity     Return(**)
                                        ---------------          -----         ----------       --------------     --------
W & R Target Funds, Inc.- International
Portfolio
   2001  . . . . . . . . . . . . . . . .     1.35%             222,164          7.783412            1,729,194        -23.29%
                                             1.40%             206,474          7.779138            1,606,190        -23.33%
                                             1.45%              13,891          7.774856              108,001        -23.37%
                                             1.50%             212,811          7.770582            1,653,665        -23.41%
                                             1.55%              35,477          7.766304              275,525        -23.45%
                                             1.65%               4,968          7.757760               38,541        -23.53%
                                             1.70%               1,183          7.753477                9,172        -23.56%
                                             1.75%                 558          7.749199                4,324        -23.60%
                                             1.80%              15,417          7.744924              119,403        -23.64%
                                             1.85%               3,290          7.740655               25,467        -23.68%
                                             1.90%                 172          7.736379                1,331        -23.72%
                                             1.95%               6,651          7.732108               51,426        -23.76%
                                             2.00%               1,249          7.727839                9,652        -23.80%
   2000  . . . . . . . . . . . . . . . . .   1.35%                 794         10.146627                8,056          1.47% 12/1/00

W & R Target Funds, Inc.- Limited-Term Bond
Portfolio
   2001  . . . . . . . . . . . . . . . .     1.35%             109,254         10.921334            1,193,199          7.73%
                                             1.40%              27,290         10.915358              297,880          7.68%
                                             1.50%              10,209         10.903376              111,313          7.57%
                                             1.55%              11,896         10.897387              129,635          7.51%
                                             1.65%               1,750         10.885429               19,050          7.40%
                                             1.80%               7,564         10.867472               82,202          7.24%
                                             1.85%               5,621         10.861491               61,052          7.18%
                                             1.90%                 362         10.855504                3,930          7.13%
                                             1.95%               2,517         10.849519               27,308          7.07%

W & R Target Funds, Inc.- Money Market
Portfolio
   2001  . . . . . . . . . . . . . . . . .   1.35%             295,259         10.258607            3,028,946          2.19%
                                             1.40%             113,668         10.252980            1,165,436          2.14%
                                             1.45%               7,477         10.247355               76,619          2.08%
                                             1.50%             257,554         10.241731            2,637,799          2.03%
                                             1.55%             140,568         10.236105            1,438,869          1.98%
                                             1.65%               4,864         10.224856               49,734          1.88%
                                             1.75%               1,584         10.213606               16,178          1.77%
                                             1.80%              20,861         10.207985              212,949          1.72%
                                             1.85%              67,507         10.202360              688,731          1.67%
                                             1.90%                 193         10.196739                1,968          1.62%
                                             1.95%               5,403         10.191113               55,063          1.56%
                                             2.00%               1,200         10.185490               12,223          1.51%
   2000  . . . . . . . . . . . . . . . .     1.35%               3,115         10.038962               31,271          0.39% 12/1/00

W & R Target Funds, Inc.- Science & Technology
Portfolio
   2001  . . . . . . . . . . . . . . . .     1.35%             500,451          8.428424            4,218,013        -13.11%
                                             1.40%             402,636          8.423783            3,391,718        -13.16%
                                             1.45%              14,799          8.419157              124,595        -13.20%
                                             1.50%             437,492          8.414529            3,681,289        -13.24%
                                             1.55%              72,262          8.409895              607,716        -13.29%
                                             1.65%               7,637          8.400646               64,156        -13.38%
                                             1.70%               3,829          8.396010               32,148        -13.42%
                                             1.75%               1,993          8.391394               16,724        -13.47%
                                             1.80%              32,954          8.386760              276,377        -13.51%
                                             1.85%               6,231          8.382138               52,229        -13.55%
                                             1.90%                 362          8.377507                3,033        -13.60%

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-D
                    NOTES TO FINANCIAL STATEMENTS, Continued


                                            Contract                           Unit           Contract             Total
                                       Expense Rate(*)        Units          Fair Value      Owners' Equity      Return(**)
                                       ---------------        -----          ----------      -------------       ----------
                                             1.95%            4,060           8.372876           33,994            -13.64%
                                             2.00%            2,249           8.368253           18,820            -13.69%
   2000  . . . . . . . . . . . . . .  . .    1.35%            1,183           9.700236           11,475             -3.00% 12/1/00

W & R Target Funds, Inc.- Small Cap
Portfolio
   2001  . . . . . . . . . . . . . .  . .    1.35%         565,374            9.750175        5,512,495             -3.27%
                                             1.40%         492,025            9.744819        4,794,695             -3.31%
                                             1.45%          36,686            9.739457          357,302             -3.36%
                                             1.50%         515,023            9.734109        5,013,290             -3.41%
                                             1.55%          53,366            9.728740          519,184             -3.46%
                                             1.65%           8,988            9.718031           87,346             -3.56%
                                             1.70%           1,047            9.712673           10,169             -3.61%
                                             1.75%           2,469            9.707317           23,967             -3.66%
                                             1.80%          46,397            9.701957          450,142             -3.71%
                                             1.85%           5,953            9.696613           57,724             -3.76%
                                             1.90%             963            9.691246            9,333             -3.81%
                                             1.95%          13,520            9.685904          130,953             -3.86%
                                             2.00%           4,530            9.680539           43,853             -3.91%
   2000  . . . . . . . . . . . . . . . . .   1.35%           4,313           10.079320           43,472              0.79% 12/1/00

W & R Target Funds, Inc.- Value Portfolio
   2001  . . . . . . . . . . . . . . . . .   1.35%         253,499           10.110263        2,562,942              1.10% 5/1/01
                                             1.40%          92,092           10.106838          930,759              1.07% 5/1/01
                                             1.45%          21,138           10.103405          213,566              1.03% 5/1/01
                                             1.50%         236,241           10.099976        2,386,028              1.00% 5/1/01
                                             1.55%          11,880           10.096554          119,947              0.97% 5/1/01
                                             1.60%           1,323           10.093129           13,353              0.93% 5/1/01
                                             1.65%           2,754           10.089696           27,787              0.90% 5/1/01
                                             1.70%           2,010           10.086266           20,273              0.86% 5/1/01
                                             1.75%           8,020           10.082827           80,864              0.83% 5/1/01
                                             1.80%          27,919           10.079400          281,407              0.79% 5/1/01
                                             1.85%             362           10.075958            3,647              0.76% 5/1/01
                                             1.90%          19,102           10.072534          192,406              0.73% 5/1/01
                                             1.95%          19,994           10.069095          201,321              0.69% 5/1/01
                                             2.00%             105           10.065668            1,057              0.66% 5/1/01
                                             2.05%           4,041           10.062235           40,661              0.62% 5/1/01
                                             2.35%             630           10.041611            6,326              0.42% 5/1/01
                                                                                         --------------
2001 Contract owners'equity . . . . . . . . . . . . . . . . . . . . . . . . . .          $  200,596,191
                                                                                         ==============
2000 Contract owners'equity . . . . . . . . . . . . . . . . . . . . . . . . .            $      227,717
                                                                                         ==============


(*) This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

(**) This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

                             Independent Auditors' Report
                             ----------------------------

The Board of Directors of Nationwide Life and Annuity Insurance Company and
  Contract Owners of Nationwide VA Separate Account-D:

    We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VA Separate Account-D (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2001, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2002

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220                                           Bulk Rate
                                                                                                      U.S. Postage
                                                                                                        P A I D
                                                                                                     Columbus, Ohio
                                                                                                      Permit No.521

Nationwide(R) is a registered federal service mark of Nationwide Mutual
Insurance Company